SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Receivables [Abstract]
Accounts receivable	$ 5,079,381	$ 4,185,047
Less: allowance for credit loss	(168,179)	(286,152)
Accounts receivable, net	$ 4,911,202	$ 3,898,895